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                                                                 May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re: Prudential Government Income Fund, Inc.
                     (File No. 2-82976)
                     ---------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of the Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 25 and (ii) that the text of Post-Effective Amendment No. 25 was filed electronically on April 28, 1998.




                                              Prudential Government Income
                                              Fund, Inc.

                                              /s/ Deborah A. Docs
                                              --------------------
                                              Deborah A. Docs
                                              Assistant Secretary


cc:  Greg Bressler